Share-based Payments - Summary of assumptions Vesting Details (Detail) - Equity awards [member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	$ 7.40	$ 10.19	$ 8.84
Risk-free interest rate	0.00%
Share entitlement per options	$ 1	$ 1	$ 1
Expected term (in years)	6.15		6.25
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.38%	0.13%
Exercise price	$ 8.27	$ 11.06	$ 18.37
Grant date share fair value	$ 9.14	$ 11.32	$ 16
Expected volatility	61.30%	63.80%	63.30%
Expected term (in years)		6.15
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.09%	0.21%
Exercise price	$ 15.84	$ 18.25	$ 24.80
Grant date share fair value	$ 15.76	$ 17.80	$ 17.78
Expected volatility	62.80%	66.60%	63.40%
Expected term (in years)		6.25